Business Segments - Business segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 22,022	$ 15,602
Operating profit	1,962	1,041
Corporate expenses	(3,952)	(3,180)
Interest expense	3,103	2,741
Investments available for sale	165,212	0
Cash items	22,749	4,524
Total identifiable net assets	505,488	418,734
Discontinued Operations
Segment Reporting Information [Line Items]
Total identifiable net assets	3,224	176,694
Unallocated
Segment Reporting Information [Line Items]
Corporate expenses	(1,208)	(1,563)
Asset Management
Segment Reporting Information [Line Items]
Revenues	2,309	2,284
Operating profit (loss) before corporate expenses	1,051	1,035
Corporate expenses	(153)	(154)
Depreciation, depletion and amortization	540	512
Capital expenditures	335	221
Total identifiable net assets	10,593	2,960
Mining royalty lands
Segment Reporting Information [Line Items]
Revenues	8,139	7,241
Operating profit (loss) before corporate expenses	7,504	6,732
Corporate expenses	(214)	(167)
Depreciation, depletion and amortization	198	110
Capital expenditures	0	0
Total identifiable net assets	37,991	38,656
Development
Segment Reporting Information [Line Items]
Revenues	1,206	1,230
Operating profit (loss) before corporate expenses	(2,104)	(1,528)
Corporate expenses	(1,984)	(1,231)
Depreciation, depletion and amortization	228	337
Capital expenditures	6,396	2,218
Total identifiable net assets	119,029	46,684
Stabilized Joint Venture
Segment Reporting Information [Line Items]
Revenues	10,368	4,847
Operating profit (loss) before corporate expenses	(537)	(2,018)
Corporate expenses	(393)	(65)
Depreciation, depletion and amortization	6,932	4,975
Capital expenditures	563	857
Total identifiable net assets	138,206	144,386
Corporate
Segment Reporting Information [Line Items]
Total identifiable net assets	8,484	4,830
Total Segments
Segment Reporting Information [Line Items]
Revenues	22,022	15,602
Operating profit (loss) before corporate expenses	5,914	4,221
Operating profit	1,962	1,041
Corporate expenses	(3,952)	(3,180)
Interest expense	3,103	2,741
Depreciation, depletion and amortization	7,898	5,934
Capital expenditures	$ 7,294	$ 3,296